Supplemental Condensed Consolidating Financial Statements 10K, Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 04, 2012	Nov. 29, 2011	Jun. 05, 2012	Jun. 05, 2012	May 31, 2011	Jun. 01, 2010
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net cash provided by operating activities	$ 609	$ 36,985	$ 112,251	$ 112,251	$ 116,292	$ 140,264
Investing activities:
Purchases of property and equipment	(18,505)	(20,664)	(37,966)	(37,966)	(26,684)	(17,672)
Acquisition of franchise and other entities			(24,084)	(24,084)	(4,257)
Proceeds from sale-leaseback transactions	30,408	0	21,150	21,150
Proceeds from disposal of assets	2,085	1,527	5,994	5,994	6,741	5,479
Other, net	126	(293)	1,151		(292)	2,754
Net cash provided/(used) by investing activities	14,114	(17,882)	(33,755)	(33,755)	(24,492)	(9,439)
Financing activities:
Proceeds from issuance of senior unsecured notes			246,340	246,340
Net payments on revolving credit facility	0	5,000	(177,000)	(177,000)	(67,900)	(115,300)
Principal payments on long-term debt	(17,485)	(6,645)	(85,557)	(85,557)	(23,437)	(88,841)
Stock repurchases	(20,012)	(18,441)	(18,441)	(18,441)
Payments for debt issuance costs			(5,767)	(5,767)	(2,812)
Proceeds from exercise of stock options	173	123	355	355	1,903
Excess tax benefits from share-based compensation	11	24	36	36	599
Proceeds from issuance of stock, net of fees						73,125
Intercompany transactions	0	0	0		0	0
Net cash provided/(used) by financing activities	(37,313)	(19,939)	(40,034)	(40,034)	(91,647)	(131,016)
(Decrease)/increase in cash and cash equivalents	(22,590)	(836)	38,462	38,462	153	(191)
Cash and cash equivalents:
Beginning of year	48,184	9,722		9,722	9,569	9,760
End of year	25,594	8,886	48,184	48,184	9,722	9,569
Parent [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net cash provided by operating activities	(15,104)	17,789	48,516		30,523	120,332
Investing activities:
Purchases of property and equipment	(14,936)	(14,404)	(28,253)		(16,592)	(13,988)
Acquisition of franchise and other entities			(24,084)		(1,999)
Proceeds from sale-leaseback transactions	30,408		21,150
Proceeds from disposal of assets	885	1,367	5,834		6,646	4,676
Other, net	126	(293)	1,151		(292)	2,754
Net cash provided/(used) by investing activities	16,483	(11,782)	(24,202)		(12,237)	(6,558)
Financing activities:
Proceeds from issuance of senior unsecured notes			246,340
Net payments on revolving credit facility		5,000	(177,000)		(26,800)	(115,300)
Principal payments on long-term debt	(10,981)	(13)	(44,437)		(4,001)	(84,350)
Stock repurchases	(20,012)	(18,441)	(18,441)
Payments for debt issuance costs			(5,767)		(2,812)
Proceeds from exercise of stock options	173	123	355		1,903
Excess tax benefits from share-based compensation	11	24	36		599
Proceeds from issuance of stock, net of fees						73,125
Intercompany transactions	6,823	6,495	13,096		12,888	12,560
Net cash provided/(used) by financing activities	(23,986)	(6,812)	14,182		(18,223)	(113,965)
(Decrease)/increase in cash and cash equivalents	(22,607)	(805)	38,496		63	(191)
Cash and cash equivalents:
Beginning of year	47,986	9,490		9,490	9,427	9,618
End of year	25,379	8,685	47,986	47,986	9,490	9,427
Guarantors [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net cash provided by operating activities	27,846	40,250	105,820		123,534	52,178
Investing activities:
Purchases of property and equipment	(3,569)	(6,260)	(9,713)		(10,092)	(3,684)
Acquisition of franchise and other entities			0		(2,258)
Proceeds from sale-leaseback transactions	0		0
Proceeds from disposal of assets	1,200	160	160		95	803
Other, net	0	0	0		0	0
Net cash provided/(used) by investing activities	(2,369)	(6,100)	(9,553)		(12,255)	(2,881)
Financing activities:
Proceeds from issuance of senior unsecured notes			0
Net payments on revolving credit facility		0	0		(41,100)	0
Principal payments on long-term debt	(6,504)	(6,632)	(41,120)		(19,436)	(4,491)
Stock repurchases	0	0	0
Payments for debt issuance costs			0
Proceeds from exercise of stock options		0	0
Excess tax benefits from share-based compensation		0	0
Proceeds from issuance of stock, net of fees						0
Intercompany transactions	(18,956)	(27,549)	(55,181)		(50,653)	(44,806)
Net cash provided/(used) by financing activities	(25,460)	(34,181)	(96,301)		(111,189)	(49,297)
(Decrease)/increase in cash and cash equivalents	17	(31)	(34)		90	0
Cash and cash equivalents:
Beginning of year	198	232		232	142	142
End of year	215	201	198	198	232	142
Eliminations [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net cash provided by operating activities	(12,133)	(21,054)	(42,085)		(37,765)	(32,246)
Investing activities:
Purchases of property and equipment	0	0	0		0	0
Acquisition of franchise and other entities			0		0
Proceeds from sale-leaseback transactions	0		0
Proceeds from disposal of assets	0	0	0		0	0
Other, net	0	0	0		0	0
Net cash provided/(used) by investing activities	0	0	0		0	0
Financing activities:
Proceeds from issuance of senior unsecured notes			0
Net payments on revolving credit facility		0	0		0	0
Principal payments on long-term debt	0	0	0		0	0
Stock repurchases	0	0	0
Payments for debt issuance costs			0
Proceeds from exercise of stock options		0	0
Excess tax benefits from share-based compensation		0	0
Proceeds from issuance of stock, net of fees						0
Intercompany transactions	12,133	21,054	42,085		37,765	32,246
Net cash provided/(used) by financing activities	12,133	21,054	42,085		37,765	32,246
(Decrease)/increase in cash and cash equivalents	0	0	0		0	0
Cash and cash equivalents:
Beginning of year	0	0		0	0	0
End of year	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0